Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	1/4/14 - 2/28/14
Distribution Date	03/17/14
Transaction Month	1
30/360 Days	40
Actual/360 Days	40

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 4, 2014
Closing Date:		February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$234,000,000.00	1.0000000	$165,859,101.82	0.7087996	$68,140,898.18
Class A-2 Notes	$365,000,000.00	1.0000000	$365,000,000.00	1.0000000	$-
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$1,139,840,000.00	1.0000000	$1,071,699,101.82	0.9402189	$68,140,898.18

Weighted Avg. Coupon (WAC)	3.36%		3.36%
Weighted Avg. Remaining Maturity (WARM)	60.38		58.62
Pool Receivables Balance	$1,194,774,929.46		$1,129,961,681.70
Remaining Number of Receivables	62,651		60,982

Adjusted Pool Balance	$1,148,453,622.72		$1,086,676,250.84

III. COLLECTIONS

Principal:
Principal Collections	$64,692,756.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$39,096.60
Total Principal Collections	$64,731,852.93

Interest:
Interest Collections	$6,294,700.36
Late Fees & Other Charges	$68,265.91
Interest on Repurchase Principal	$-
Total Interest Collections	$6,362,966.27

Collection Account Interest	$-
Reserve Account Interest	$-
Servicer Advances	$-

Total Collections	$71,094,819.20

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	1/4/14 - 2/28/14
Distribution Date	03/17/14
Transaction Month	1
30/360 Days	40
Actual/360 Days	40

IV. DISTRIBUTIONS

Total Collections					$71,094,819.20
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$71,094,819.20
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,991,291.55	$-	$1,991,291.55	$1,991,291.55
Collection Account Interest					$-
Late Fees & Other Charges					$68,265.91
Total due to Servicer					$2,059,557.46

2. Class A Noteholders Interest:
Class A-1 Notes(1)		$52,000.00		$52,000.00
Class A-2 Notes(1)		$186,555.56		$186,555.56
Class A-3 Notes(1)		$305,466.67		$305,466.67
Class A-4 Notes(1)		$169,972.00		$169,972.00

Total Class A interest:(1)		$713,994.23		$713,994.23	$713,994.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:(1)		$39,732.33		$39,732.33	$39,732.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:(1)		$69,600.22		$69,600.22	$69,600.22

7. Third Priority Principal Distribution:		$27,893,749.16		$27,893,749.16	$27,893,749.16

8. Class D Noteholders Interest:(1)		$71,036.78		$71,036.78	$71,036.78

Available Funds Remaining:					$40,247,149.02

9. Regular Principal Distribution Amount:					$40,247,149.02

		Distributable Amount		Paid Amount
Class A-1 Notes				$68,140,898.18
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$70,390,553.50		$68,140,898.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$70,390,553.50		$68,140,898.18

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$46,321,306.74
Beginning Period Amount	$46,321,306.74
Current Period Amortization	$3,035,875.88
Ending Period Required Amount	$43,285,430.86
Ending Period Amount	$43,285,430.86
Next Distribution Date Required Amount	$41,804,118.10

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$8,613,622.72	$14,977,149.02	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		0.75%	1.30%	1.50%
Overcollateralization as a % of Current Adjusted Pool		0.75%	1.38%	1.59%

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	1/4/14 - 2/28/14
Distribution Date	03/17/14
Transaction Month	1
30/360 Days	40
Actual/360 Days	40

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.67%	60,779	99.59%	$1,125,374,467.97
30 - 60 Days	0.29%	174	0.35%	$3,948,837.62
61 - 90 Days	0.05%	29	0.06%	$638,376.11
91 + Days	0.00%	0	0.00%	$-
		60,982		$1,129,961,681.70
Total
Delinquent Receivables 61 + days past due	0.05%	29	0.06%	$638,376.11
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.05%		0.06%

Repossession in Current Period		8		$194,615.54
Repossession Inventory		11		$264,554.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$120,491.43
Recoveries				$(39,096.60)
Net Charge-offs for Current Period				$81,394.83

Beginning Pool Balance for Current Period				$1,194,774,929.46

Net Loss Ratio				0.08%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.08%

Cumulative Net Losses for All Periods				$81,394.83
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$4,885,304.76
Number of Extensions				202

(1)	The amount of interest due and payable on the Class A-1 Notes, Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes, Class C Notes and Class D Notes for this Distribution Date has been reduced by $3,900.00, $9,327.77, $15,273.33, $8,498.60, $1,986.62, $3,480.01 and $3,551.84, respectively, to correct for the over payment of such amounts on such Classes of Notes previously reported on the servicer report filed on Form 10-D dated March 21, 2014.

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